Basic and Diluted Net Earnings/(Loss) per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Basic and Diluted Net Earnings/(Loss) per Share
28.	Basic and diluted net earnings/(loss) per share

Basic earnings/(loss) per share and diluted earnings/(loss) per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2018, 2019 and 2020 as follows:

	Year Ended December 31,
	2018	2019	2020
Numerator:
Net income/(loss) attributable to ECMOHO Limited	6,123,990	2,296,555	(13,298,912)
Accretion on convertible redeemable preferred shares to redemption value (Note 19)	(3,038,407)	(1,022,461)	-
Accretion to redemption value of redeemable non-controlling interests (Note 20)	(129,896)	(311,757)	-
Extinguishment of convertible redeemable preferred shares (Note 19)	(24,763,245)	-	-
Net income/(loss) attributable to ordinary shareholders-Basic	(21,807,558)	962,337	(13,298,912)
Net income/(loss) attributable to ordinary shareholders-Diluted	(21,807,558)	962,337	(13,298,912)
Denominator:
Denominator for basic (loss)/earnings per share weighted-average ordinary shares outstanding	84,970,000	98,104,216	139,619,496
Dilutive impact of Class A-1 preferred shares conversion	-	7,954,232	-
Dilutive impact of Class A-2 preferred shares conversion	-	9,038,947	-
Dilutive impact of restricted share units	-	547,469	-
Denominator for dilutive earnings/(loss) per share weighted-average ordinary shares outstanding	84,970,000	115,644,864	139,619,496
Basic earnings/(loss) per ordinary share:	(0.26)	0.01	(0.10)
Diluted earnings/(loss) per ordinary share:	(0.26)	0.01	(0.10)
Denominator:
Denominator for basic earnings/(loss) per ADS weighted-average ADS outstanding	21,242,500	24,526,054	34,904,874
Denominator for dilutive earnings/(loss) per share weighted-average ADS outstanding	21,242,500	28,911,216	34,904,874
Basic earnings/(loss) per ADS:	(1.03)	0.04	(0.38)
Diluted earnings/(loss) per ADS:	(1.03)	0.03	(0.38)

Note:

(1)

Vested but unregistered restricted share units are included in the denominator of basic earnings/(loss) per share calculation once there were no further vesting conditions or contingencies associated with them, as they are considered contingently issuable shares. Accordingly, the weighted average number of shares of nil, 164,279 (41,070 ADSs) and 901,997 (225,499 ADSs) related to these restricted share units are included in the denominator for the computation of basic EPS for the years ended December 31, 2018, 2019 and 2020, respectively.

For the years ended December 31, 2018, assumed conversion of the Preferred Shares have not been reflected in the dilutive calculations pursuant to ASC 260, “Earnings Per Share,” due to the anti-dilutive effect.

For the year ended December 31, 2019, assumed conversion of the Series A Preferred Shares have not been reflected in the dilutive calculations pursuant to ASC 260, “Earnings Per Share,” due to the anti-dilutive effect.

For the year ended December 31, 2018, the Company also had potential ordinary shares related to its granted restricted share units, which were anti-dilutive and excluded from the dilutive calculations.

The following ordinary shares equivalent were excluded from the computation of diluted net earnings/(loss) per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2018	2019	2020
Preferred shares — weighted average	30,265,462	6,633,889	—
Restricted share units — weighted average	95,446	—	671,551